Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Income (loss)	$ 129,454	$ (6,775)	$ (35,776)	$ (19,344)	$ (936)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock - basic	115,363,000	62,218,000	80,441,905	57,966,572	39,958,066
Weighted-average number of shares of common stock - diluted	115,909,000	62,218,000	80,441,905	57,966,572	39,958,066
Earnings (loss) per share:
Basic	$ 1.12	$ (0.11)	$ (0.44)	$ (0.33)	$ (0.02)
Diluted	$ 1.12	$ (0.11)	$ (0.44)	$ (0.33)	$ (0.02)